Subordinated indebtedness	9 Months Ended
Jul. 31, 2020
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Subordinated indebtedness
Note 8.    Subordinated indebtedness
On July 21, 2020, we issued $1.0 billion principal amount of 2.01% Debentures due July 21, 2030 (subordinated indebtedness). The Debentures bear interest at a fixed rate of 2.01% per annum (paid semi-annually) until July 21, 2025, and at the three-month Canadian dollar bankers’ acceptance rate plus 1.28% per annum thereafter (paid quarterly) until maturity on July 21, 2030.